RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Amounts receivable, related party transactions	$ 843	$ 1,002
Amounts payable, related party transactions	$ 450,048	$ 37,094